Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2023
Gulf Insurance
Disclosure of detailed information about business combination [line items]
Schedule of preliminary fair value of assets acquired and liabilities assumed

The preliminary determination of the fair value of assets acquired and liabilities assumed are summarized in the table that follows and may be revised when estimates, assumptions and valuations are finalized within twelve months of the acquisition date:

Gulf Insurance
Acquisition date	December 26, 2023
Percentage of common shares acquired	90.0%

Assets:
Portfolio investments(1)	2,372.6
Reinsurance contract assets held	571.3
Deferred income tax assets	13.8
Goodwill and intangible assets(2)	937.5
Other assets(3)	501.3
Total assets	4,396.5

Liabilities:
Accounts payable and accrued liabilities(4)	292.0
Deferred income tax liabilities	77.0
Insurance contract payables	34.8
Insurance contract liabilities	1,745.4
Borrowings - holding company and insurance and reinsurance companies	172.9
Total liabilities	2,322.1
Non-controlling interests(5)	605.3
Purchase consideration(6)	1,469.1
4,396.5

(1)Included subsidiary cash and cash equivalents of $459.9, of which $31.3 was restricted.

(2)	Comprised of goodwill of $330.5 and intangible assets of $607.0 (primarily customer relationships of $260.0, distribution networks of $223.9 and brand names of $123.0).

(3)Primarily includes premises and equipment ($178.9), unit-linked life investment contracts ($138.1), accounts receivable ($50.2) and prepaid expenses ($43.1).

(4)Primarily includes other accounts payable ($87.5), accrued compensation costs ($75.6) and income taxes payable ($37.9).

(5)

Includes the non-controlling interests arising from Gulf Insurance’s non-wholly owned subsidiaries and the 9.99% equity interest in Gulf Insurance that was not acquired by the company on closing, with the allocation of all of the non-controlling interests to Gulf Insurance’s property and casualty insurance operations within the company’s International Insurers and Reinsurers reporting segment. Non-controlling interests in Gulf Insurance were measured as the proportionate share of the identifiable net assets acquired.

(6)

Comprised of cash consideration of $176.9 and the fair value of the payment deed of $579.2 paid to KIPCO for the 46.3% equity interest in Gulf Insurance, and the company’s existing 43.7% equity interest in Gulf Insurance with a fair value of $713.0.